INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 12 INCOME TAXES

The provision for income taxes (in thousands) consists of:

	2014	2013	2012
Current provision	$1,443	$1,522	$1,378
Deferred provision (benefit)	(12)	(251)	(201)
Total income tax expense	$1,431	$1,271	$1,177

Year-end deferred tax assets and liabilities (in thousands) consist of:

Items giving rise to deferred tax assets	2014	2013
Allowance for loan losses in excess of tax reserve	$1,070	$1,144
Deferred compensation	346	304
Restricted stock awards	39	31
Nonaccrual loan interest	27	15
Deferred loan fees and costs	49	7
Accrued expenses and other	11	1
Total	1,542	1,502

Items giving rise to deferred tax liabilities
Depreciation	(333)	(220)
FHLB stock dividend	(309)	(309)
Unrealized gain on securities available for sale	(132)	(178)
Prepaid expenses and other	(47)	(132)
Total	(821)	(839)
Net deferred tax asset	$721	$663

Income tax expense attributable to continuing operations (in thousands) is reconciled between the financial statement provision and amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

	2014	2013	2012
Tax at statutory rates	$1,607	$1,471	$1,399
Increase (decrease) in tax resulting from:
Tax exempt income	(179)	(199)	(246)
Other	3	(1)	24
Total income tax expense	$1,431	$1,271	$1,177

The Corporation had no reportable income tax expense pertaining to security gains for 2014, 2013 or 2012.